Commitments and contingencies (Details Textual)	0 Months Ended	12 Months Ended
	Nov. 01, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Monthly lease rent for office space		$ 2,185	2,325
Rent expense		$ 22,323		$ 12,669	$ 480
Term of free office rent	1 year